Stock-Based Compensation (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Percentage of stock issued and outstanding	5.00%
Stock-based compensation expense	$ 68,706		$ 256,642
Unrecognized compensation cost related to unvested stock options	$ 228,442
Weighted average period	1 year 9 months
2014 Stock Option Plan [Member]
Shares authorized and reserved for issuance	2,642,898